Unaudited condensed consolidated statements of financial position - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Non-current assets
Vessels, net	$ 971,343,160	$ 988,068,180
Other fixed assets	3,748	87,252
Derivative financial instruments	16,680
Restricted cash	4,510,000	3,010,000
Total non-current assets	975,873,588	991,165,432
Current assets
Inventories	26,279,889	25,354,017
Trade and other receivables	34,814,756	57,336,089
Claims receivable		115,528
Prepaid expenses and other current assets	4,542,033	3,037,366
Current accounts due from related parties	101,383
Derivative financial instruments		229,373
Current portion of restricted cash	805,366	1,884,852
Cash & cash equivalents	92,798,770	49,992,391
Total current assets	159,342,197	137,949,616
TOTAL ASSETS	1,135,215,785	1,129,115,048
Shareholders' equity
Share capital	32,890	32,890
Additional paid-in capital	64,402,385	121,064,014
Treasury shares	(4,583,929)	(4,583,929)
Other reserves	(29,908)	(29,908)
Retained earnings	372,771,369	291,649,081
Total shareholders' equity	432,592,807	408,132,148
Non-current liabilities
Long-term borrowings, net of current portion	594,669,723	615,333,863
Retirement benefit obligations	36,386	32,692
Total non-current liabilities	594,706,109	615,366,555
Current liabilities
Trade payables	29,471,484	23,522,506
Accrued expenses	4,125,754	3,485,042
Current accounts due to related parties		659,974
Derivative financial instruments	230,641
Current portion of long-term borrowings	74,088,990	77,948,823
Total current liabilities	107,916,869	105,616,345
TOTAL LIABILITIES	702,622,978	720,982,900
TOTAL SHAREHOLDERS' EQUITY & LIABILITIES	$ 1,135,215,785	$ 1,129,115,048